Inventory (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory - finished goods		$ 250,821	$ 136,534
Inventory - parts		226,299	167,613
Gross inventory		477,120	304,147
Provision for losses and obsolescence		(119,300)	(72,615)
Net inventory	$ 328,384	$ 357,820	$ 231,532